Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0000798528
Registrant Name	ODYSSEY MARINE EXPLORATION INC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES